Segment data	12 Months Ended
Mar. 31, 2011
Segment data

24. Segment data:

The operating segments reported below are the segments of Toyota for which separate financial information is available and for which operating income/loss amounts are evaluated regularly by executive management in deciding how to allocate resources and in assessing performance.

The major portions of Toyota’s operations on a worldwide basis are derived from the Automotive and Financial Services business segments. The Automotive segment designs, manufactures and distributes sedans, minivans, compact cars, sport-utility vehicles, trucks and related parts and accessories. The Financial Services segment consists primarily of financing, and vehicle and equipment leasing operations to assist in the merchandising of the parent company and its affiliate companies products as well as other products. The All Other segment includes the design, manufacturing and sales of housing, telecommunications and other business.

The following tables present certain information regarding Toyota’s industry segments and operations by geographic areas and overseas revenues by destination as of and for the years ended March 31, 2009, 2010 and 2011.

Segment operating results and assets -

As of and for the year ended March 31, 2009:

	Yen in millions
	Automotive	Financial Services	All Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	¥18,550,501	¥1,355,850	¥623,219	¥—	¥20,529,570
Inter-segment sales and transfers	14,222	21,698	561,728	(597,648)	—

Total	18,564,723	1,377,548	1,184,947	(597,648)	20,529,570
Operating expenses	18,959,599	1,449,495	1,175,034	(593,547)	20,990,581

Operating income (loss)	¥(394,876)	¥(71,947)	¥9,913	¥(4,101)	¥(461,011)

Assets	¥11,716,316	¥13,631,662	¥1,131,400	¥2,582,659	¥29,062,037
Investment in equity method investees	1,606,013	168,057	—	36,036	1,810,106
Depreciation expense	1,072,848	389,937	32,385	—	1,495,170
Capital expenditure	1,343,572	883,968	35,334	62,023	2,324,897

As of and for the year ended March 31, 2010:

	Yen in millions
	Automotive	Financial Services	All Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	¥17,187,308	¥1,226,244	¥537,421	¥—	¥18,950,973
Inter-segment sales and transfers	10,120	19,163	410,194	(439,477)	—

Total	17,197,428	1,245,407	947,615	(439,477)	18,950,973
Operating expenses	17,283,798	998,480	956,475	(435,296)	18,803,457

Operating income (loss)	¥(86,370)	¥246,927	¥(8,860)	¥(4,181)	¥147,516

Assets	¥12,359,404	¥13,274,953	¥1,119,635	¥3,595,295	¥30,349,287
Investment in equity method investees	1,692,702	129,745	—	44,993	1,867,440
Depreciation expense	1,018,935	348,820	46,814	—	1,414,569
Capital expenditure	616,216	774,102	21,751	25,532	1,437,601

As of and for the year ended March 31, 2011:

	Yen in millions
	Automotive	Financial Services	All Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	¥17,322,753	¥1,173,168	¥497,767	¥—	¥18,993,688
Inter-segment sales and transfers	14,567	19,037	474,485	(508,089)	—

Total	17,337,320	1,192,205	972,252	(508,089)	18,993,688
Operating expenses	17,251,347	833,925	937,010	(496,873)	18,525,409

Operating income	¥85,973	¥358,280	¥35,242	¥(11,216)	¥468,279

Assets	¥11,341,558	¥13,365,394	¥1,146,720	¥3,964,494	¥29,818,166
Investment in equity method investees	1,784,539	3,519	3,045	26,885	1,817,988
Depreciation expense	819,075	330,865	25,633	—	1,175,573
Capital expenditure	691,867	991,330	21,058	(13,064)	1,691,191

	U.S. dollars in millions
	Automotive	Financial Services	All Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	$208,331	$14,109	$5,987	$—	$228,427
Inter-segment sales and transfers	176	229	5,706	(6,111)	—

Total	208,507	14,338	11,693	(6,111)	228,427
Operating expenses	207,473	10,029	11,269	(5,976)	222,795

Operating income	$1,034	$4,309	$424	$(135)	$5,632

Assets	$136,399	$160,738	$13,791	$47,679	$358,607
Investment in equity method investees	21,462	42	37	323	21,864
Depreciation expense	9,851	3,979	308	—	14,138
Capital expenditure	8,321	11,922	253	(157)	20,339

Geographic Information -

As of and for the year ended March 31, 2009:

	Yen in millions
	Japan	North America	Europe	Asia	Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	¥7,471,916	¥6,097,676	¥2,889,753	¥2,450,412	¥1,619,813	¥—	¥20,529,570
Inter-segment sales and transfers	4,714,821	125,238	123,375	268,917	263,087	(5,495,438)	—

Total	12,186,737	6,222,914	3,013,128	2,719,329	1,882,900	(5,495,438)	20,529,570
Operating expenses	12,424,268	6,613,106	3,156,361	2,543,269	1,795,252	(5,541,675)	20,990,581

Operating income (loss)	¥(237,531)	¥(390,192)	¥(143,233)	¥176,060	¥87,648	¥46,237	¥(461,011)

Assets	¥11,956,431	¥10,685,466	¥2,324,528	¥1,547,890	¥1,446,505	¥1,101,217	¥29,062,037
Long-lived assets	3,658,719	2,726,419	410,185	372,330	234,028	—	7,401,681

As of and for the year ended March 31, 2010:

	Yen in millions
	Japan	North America	Europe	Asia	Other	Inter-segment Elimination/ Unallocated Amount	Consolidated

Net revenues
Sales to external customers	¥7,314,813	¥5,583,228	¥2,082,671	¥2,431,648	¥1,538,613	¥—	¥18,950,973
Inter-segment sales and transfers	3,905,490	87,298	64,378	223,679	135,248	(4,416,093)	—

Total	11,220,303	5,670,526	2,147,049	2,655,327	1,673,861	(4,416,093)	18,950,973
Operating expenses	11,445,545	5,585,036	2,180,004	2,451,800	1,558,287	(4,417,215)	18,803,457

Operating income (loss)	¥(225,242)	¥85,490	¥(32,955)	¥203,527	¥115,574	¥1,122	¥147,516

Assets	¥12,465,677	¥10,223,903	¥2,060,962	¥1,925,126	¥1,803,703	¥1,869,916	¥30,349,287
Long-lived assets	3,347,896	2,401,172	351,037	361,296	249,500	—	6,710,901

As of and for the year ended March 31, 2011:

	Yen in millions
	Japan	North America	Europe	Asia	Other	Inter-segment Elimination/ Unallocated Amount	Consolidated

Net revenues
Sales to external customers	¥6,966,929	¥5,327,809	¥1,920,416	¥3,138,112	¥1,640,422	¥—	¥18,993,688
Inter-segment sales and transfers	4,019,317	101,327	61,081	236,422	168,694	(4,586,841)	—

Total	10,986,246	5,429,136	1,981,497	3,374,534	1,809,116	(4,586,841)	18,993,688
Operating expenses	11,348,642	5,089,633	1,968,349	3,061,557	1,648,987	(4,591,759)	18,525,409

Operating income (loss)	¥(362,396)	¥339,503	¥13,148	¥312,977	¥160,129	¥4,918	¥468,279

Assets	¥11,285,864	¥9,910,828	¥1,931,231	¥2,138,499	¥2,044,379	¥2,507,365	¥29,818,166
Long-lived assets	3,123,042	2,276,332	305,627	344,304	259,855	—	6,309,160

	U.S. dollars in millions
	Japan	North America	Europe	Asia	Other	Inter-segment Elimination/ Unallocated Amount	Consolidated

Net revenues
Sales to external customers	$83,787	$64,075	$23,096	$37,740	$19,729	$—	$228,427
Inter-segment sales and transfers	48,339	1,218	734	2,844	2,028	(55,163)	—

Total	132,126	65,293	23,830	40,584	21,757	(55,163)	228,427
Operating expenses	136,484	61,210	23,672	36,820	19,831	(55,222)	222,795

Operating income (loss)	$(4,358)	$4,083	$158	$3,764	$1,926	$59	$5,632

Assets	$135,729	$119,192	$23,226	$25,719	$24,587	$30,154	$358,607
Long-lived assets	37,559	27,376	3,676	4,141	3,125	—	75,877

“Other” consists of Central and South America, Oceania and Africa.

Revenues are attributed to geographies based on the country location of the parent company or the subsidiary that transacted the sale with the external customer.

There are no any individually material countries with respect to revenues, operating expenses, operating income, assets and long-lived assets included in other foreign countries.

Unallocated amounts included in assets represent assets held for corporate purposes, which mainly consist of cash and cash equivalents and marketable securities. Such corporate assets were ¥3,225,901 million, ¥4,205,402 million and ¥4,613,672 million ($55,486 million), as of March 31, 2009, 2010 and 2011, respectively.

Transfers between industries or geographic segments are made at amounts which Toyota’s management believes approximate arm’s-length transactions. In measuring the reportable segments’ income or losses, operating income consists of revenue less operating expenses.

Overseas Revenues by destination -

The following information shows revenues that are attributed to countries based on location of customers, excluding customers in Japan. In addition to the disclosure requirements under U.S.GAAP, Toyota discloses this information in order to provide financial statement users with valuable information.

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2009	2010	2011	2011
North America	¥6,294,230	¥5,718,381	¥5,398,278	$64,922
Europe	2,861,351	2,023,280	1,793,932	21,575
Asia	2,530,352	2,641,471	3,280,384	39,451
Other	3,421,881	2,838,671	3,196,114	38,438

“Other” consists of Central and South America, Oceania, Africa and the Middle East, etc.

Certain financial statement data on non-financial services and financial services businesses -

The financial data below presents separately Toyota’s non-financial services and financial services businesses.

Balance sheets -

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2010	2011	2011
Non-Financial Services Businesses
Current assets
Cash and cash equivalents	¥1,338,821	¥1,300,553	$15,641
Marketable securities	1,783,629	1,036,555	12,466
Trade accounts and notes receivable, less allowance for doubtful accounts	1,908,884	1,483,551	17,842
Inventories	1,422,373	1,304,128	15,684
Prepaid expenses and other current assets	1,793,622	1,383,616	16,640

Total current assets	8,247,329	6,508,403	78,273

Investments and other assets	4,549,658	5,825,966	70,065
Property, plant and equipment	4,996,321	4,608,309	55,422

Total Non-Financial Services Businesses assets	17,793,308	16,942,678	203,760

Financial Services Businesses
Current assets
Cash and cash equivalents	526,925	780,156	9,383
Marketable securities	9,536	188,880	2,272
Finance receivables, net	4,209,496	4,136,805	49,751
Prepaid expenses and other current assets	653,798	636,249	7,651

Total current assets	5,399,755	5,742,090	69,057

Noncurrent finance receivables, net	5,630,680	5,556,746	66,828
Investments and other assets	529,938	365,707	4,398
Property, plant and equipment	1,714,580	1,700,851	20,455

Total Financial Services Businesses assets	13,274,953	13,365,394	160,738

Eliminations	(718,974)	(489,906)	(5,891)

Total assets	¥30,349,287	¥29,818,166	$358,607

Assets in the non-financial services include unallocated corporate assets.

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2010	2011	2011
Non-Financial Services Businesses
Current liabilities
Short-term borrowings	¥575,890	¥478,646	$5,756
Current portion of long-term debt	289,447	243,817	2,932
Accounts payable	1,954,147	1,497,253	18,007
Accrued expenses	1,627,228	1,666,748	20,045
Income taxes payable	140,210	104,392	1,256
Other current liabilities	931,727	1,024,662	12,323

Total current liabilities	5,518,649	5,015,518	60,319

Long-term liabilities
Long-term debt	1,095,270	839,611	10,097
Accrued pension and severance costs	672,905	660,918	7,949
Other long-term liabilities	604,903	554,402	6,667

Total long-term liabilities	2,373,078	2,054,931	24,713

Total Non-Financial Services Businesses liabilities	7,891,727	7,070,449	85,032

Financial Services Businesses
Current liabilities
Short-term borrowings	3,118,938	2,986,700	35,919
Current portion of long-term debt	1,968,908	2,541,479	30,565
Accounts payable	13,063	19,472	234
Accrued expenses	113,559	110,348	1,327
Income taxes payable	13,177	9,555	115
Other current liabilities	519,011	538,026	6,471

Total current liabilities	5,746,656	6,205,580	74,631

Long-term liabilities
Long-term debt	6,060,349	5,669,456	68,184
Accrued pension and severance costs	5,772	7,104	85
Other long-term liabilities	433,641	435,508	5,238

Total long-term liabilities	6,499,762	6,112,068	73,507

Total Financial Services Businesses liabilities	12,246,418	12,317,648	148,138

Eliminations	(719,301)	(489,955)	(5,892)

Total liabilities	19,418,844	18,898,142	227,278

Total Toyota Motor Corporation shareholders’ equity	10,359,723	10,332,371	124,262

Noncontrolling interest	570,720	587,653	7,067

Total shareholders’ equity	10,930,443	10,920,024	131,329

Total liabilities and shareholders’ equity	¥30,349,287	¥29,818,166	$358,607

Statements of income -

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2009	2010	2011	2011
Non-Financial Services Businesses
Net revenues	¥19,182,161	¥17,732,143	¥17,826,986	$214,395

Costs and expenses
Cost of revenues	17,470,791	15,973,442	15,986,741	192,264
Selling, general and administrative	2,097,674	1,854,710	1,723,071	20,722

Total costs and expenses	19,568,465	17,828,152	17,709,812	212,986

Operating income (loss)	(386,304)	(96,009)	117,174	1,409

Other income (expense), net	(71,925)	144,625	88,840	1,069

Income (loss) before income taxes and equity in earnings of affiliated companies	(458,229)	48,616	206,014	2,478

Provision for income taxes	(10,152)	42,342	178,795	2,150
Equity in earnings of affiliated companies	53,226	109,944	214,229	2,576

Net income (loss)	(394,851)	116,218	241,448	2,904

Less: Net (income) loss attributable to the noncontrolling interest	26,282	(32,103)	(54,055)	(650)

Net income (loss) attributable to Toyota Motor Corporation- Non-Financial Services Businesses	(368,569)	84,115	187,393	2,254

Financial Services Businesses
Net revenues	1,377,548	1,245,407	1,192,205	14,338

Costs and expenses
Cost of revenues	994,191	716,997	636,374	7,653
Selling, general and administrative	455,304	281,483	197,551	2,376

Total costs and expenses	1,449,495	998,480	833,925	10,029

Operating income (loss)	(71,947)	246,927	358,280	4,309

Other income (expense), net	(30,233)	(3,923)	1,349	16

Income (loss) before income taxes and equity in earnings of affiliated companies	(102,180)	243,004	359,629	4,325

Provision for income taxes	(46,298)	50,362	134,094	1,613
Equity in earnings (losses) of affiliated companies	(10,502)	(64,536)	787	10

Net income (loss)	(66,384)	128,106	226,322	2,722

Less: Net income attributable to the noncontrolling interest	(2,004)	(2,653)	(3,251)	(39)

Net income (loss) attributable to Toyota Motor Corporation - Financial Services Businesses	(68,388)	125,453	223,071	2,683

Eliminations	20	(112)	(2,281)	(28)

Net income (loss) attributable to Toyota Motor Corporation	¥(436,937)	¥209,456	¥408,183	$4,909

Statement of cash flows -

	Yen in millions			Yen in millions
	For the year ended March 31, 2009			For the year ended March 31, 2010
	Non-Financial Services Businesses	Financial Services Businesses	Consolidated	Non-Financial Services Businesses	Financial Services Businesses	Consolidated
Cash flows from operating activities
Net income (loss)	¥(394,851)	¥(66,384)	¥(461,215)	¥116,218	¥128,106	¥244,212
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Depreciation	1,105,233	389,937	1,495,170	1,065,749	348,820	1,414,569
Provision for doubtful accounts and credit losses	(1,663)	259,096	257,433	1,905	98,870	100,775
Pension and severance costs, less payments	(21,428)	470	(20,958)	55	1,199	1,254
Losses on disposal of fixed assets	68,546	136	68,682	46,661	276	46,937
Unrealized losses on available-for-sale securities, net	220,920	—	220,920	2,486	—	2,486
Deferred income taxes	(132,127)	(62,871)	(194,990)	(14,183)	39,759	25,537
Equity in (earnings) losses of affiliated companies	(53,226)	10,502	(42,724)	(109,944)	64,536	(45,408)
Changes in operating assets and liabilities, and other	(223,101)	186,234	154,587	733,338	133,275	768,168

Net cash provided by operating activities	568,303	717,120	1,476,905	1,842,285	814,841	2,558,530

Cash flows from investing activities
Additions to finance receivables	—	(14,230,272)	(8,612,111)	—	(13,492,119)	(7,806,201)
Collection of and proceeds from sales of finance receivables	—	13,959,045	8,155,094	—	13,107,531	7,517,968
Additions to fixed assets excluding equipment leased to others	(1,358,518)	(6,064)	(1,364,582)	(599,154)	(5,382)	(604,536)
Additions to equipment leased to others	(82,411)	(877,904)	(960,315)	(64,345)	(768,720)	(833,065)
Proceeds from sales of fixed assets excluding equipment leased to others	41,285	6,101	47,386	46,070	6,403	52,473
Proceeds from sales of equipment leased to others	55,896	472,853	528,749	36,668	428,424	465,092
Purchases of marketable securities and security investments	(418,342)	(217,688)	(636,030)	(2,310,912)	(101,270)	(2,412,182)
Proceeds from sales of and maturity of marketable securities and security investments	1,295,561	180,316	1,475,877	1,012,781	95,960	1,108,741
Payment for additional investments in affiliated companies, net of cash acquired	(45)	—	(45)	(1,020)	—	(1,020)
Changes in investments and other assets, and other	129,834	(2,091)	135,757	(259,089)	102,497	(337,454)

Net cash used in investing activities	(336,740)	(715,704)	(1,230,220)	(2,139,001)	(626,676)	(2,850,184)

Cash flows from financing activities
Proceeds from issuance of long-term debt	545,981	3,030,029	3,506,990	492,300	2,733,465	3,178,310
Payments of long-term debt	(150,097)	(2,580,637)	(2,704,078)	(77,033)	(2,926,308)	(2,938,202)
Increase (decrease) in short-term borrowings	138,387	239,462	406,507	(249,238)	(251,544)	(335,363)
Dividends paid	(439,991)	—	(439,991)	(172,476)	—	(172,476)
Purchase of common stock, and other	(70,587)	—	(70,587)	(10,251)	—	(10,251)

Net cash provided by (used in) financing activities	23,693	688,854	698,841	(16,698)	(444,387)	(277,982)

Effect of exchange rate changes on cash and cash equivalents	(80,214)	(49,579)	(129,793)	4,092	(12,990)	(8,898)

Net increase (decrease) in cash and cash equivalents	175,042	640,691	815,733	(309,322)	(269,212)	(578,534)
Cash and cash equivalents at beginning of year	1,473,101	155,446	1,628,547	1,648,143	796,137	2,444,280

Cash and cash equivalents at end of year	¥1,648,143	¥796,137	¥2,444,280	¥1,338,821	¥526,925	¥1,865,746

	Yen in millions			U.S. dollars in millions
	For the year ended March 31, 2011			For the year ended March 31, 2011
	Non-Financial Services Businesses	Financial Services Businesses	Consolidated	Non-Financial Services Businesses	Financial Services Businesses	Consolidated
Cash flows from operating activities
Net income	¥241,448	¥226,322	¥465,485	$2,904	$2,722	$5,598
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	844,708	330,865	1,175,573	10,159	3,979	14,138
Provision for doubtful accounts and credit losses	1,806	2,334	4,140	22	28	50
Pension and severance costs, less payments	(24,867)	1,453	(23,414)	(299)	17	(282)
Losses on disposal of fixed assets	36,076	138	36,214	434	2	436
Unrealized losses on available-for-sale securities, net	7,915	—	7,915	95	—	95
Deferred income taxes	(17,258)	103,035	85,710	(208)	1,239	1,031
Equity in earnings of affiliated companies	(214,229)	(787)	(215,016)	(2,576)	(10)	(2,586)
Changes in operating assets and liabilities, and other	591,378	(106,416)	487,402	7,112	(1,279)	5,862

Net cash provided by operating activities	1,466,977	556,944	2,024,009	17,643	6,698	24,342

Cash flows from investing activities
Additions to finance receivables	—	(14,323,261)	(8,438,785)	—	(172,258)	(101,488)
Collection of and proceeds from sales of finance receivables	—	13,887,751	8,003,940	—	167,020	96,259
Additions to fixed assets excluding equipment leased to others	(621,302)	(8,024)	(629,326)	(7,472)	(97)	(7,569)
Additions to equipment leased to others	(78,559)	(983,306)	(1,061,865)	(945)	(11,825)	(12,770)
Proceeds from sales of fixed assets excluding equipment leased to others	50,742	600	51,342	611	7	618
Proceeds from sales of equipment leased to others	17,700	468,995	486,695	213	5,640	5,853
Purchases of marketable securities and security investments	(4,063,499)	(358,308)	(4,421,807)	(48,870)	(4,309)	(53,179)
Proceeds from sales of and maturity of marketable securities and security investments	3,423,618	292,538	3,716,156	41,174	3,518	44,692
Payment for additional investments in affiliated companies, net of cash acquired	(299)	—	(299)	(4)	—	(4)
Changes in investments and other assets, and other	394,479	18,303	177,605	4,744	221	2,136

Net cash used in investing activities	(877,120)	(1,004,712)	(2,116,344)	(10,549)	(12,083)	(25,452)

Cash flows from financing activities
Proceeds from issuance of long-term debt	15,318	2,934,588	2,931,436	184	35,293	35,255
Payments of long-term debt	(309,862)	(2,306,139)	(2,489,632)	(3,727)	(27,735)	(29,942)
Increase (decrease) in short-term borrowings	(86,884)	122,619	162,260	(1,045)	1,475	1,951
Dividends paid	(141,120)	—	(141,120)	(1,697)	—	(1,697)
Purchase of common stock, and other	(28,617)	—	(28,617)	(344)	—	(344)

Net cash provided by (used in) financing activities	(551,165)	751,068	434,327	(6,629)	9,033	5,223

Effect of exchange rate changes on cash and cash equivalents	(76,960)	(50,069)	(127,029)	(926)	(602)	(1,528)

Net increase (decrease) in cash and cash equivalents	(38,268)	253,231	214,963	(461)	3,046	2,585
Cash and cash equivalents at beginning of year	1,338,821	526,925	1,865,746	16,102	6,337	22,439

Cash and cash equivalents at end of year	¥1,300,553	¥780,156	¥2,080,709	$15,641	$9,383	$25,024